14. Income Taxes (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Net deferred tax assets/liabilities	$ (18,598)	$ (17,395)
Property and equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	65	64
Provision for reclamation liabilities
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	69	339
Financing costs
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	991	667
Non-capital loss carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	19,532	15,731
Mineral interests
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liabilities	$ (39,254)	$ (34,196)